Distribution Date:	06/17/25	Wells Fargo Commercial Mortgage Trust 2015-LC22
Determination Date:	06/11/25
Next Distribution Date:	07/17/25
Record Date:	05/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-LC22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Master & Special Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Current Mortgage Loan and Property Stratification	9-13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 1)	14-16	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 2)	17-19		General	(305) 229-6465
Principal Prepayment Detail	20		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Historical Detail	21	Trust Advisor	Park Bridge Lender Services LLC
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	22
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	23
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	24		Bank, N.A.
Specially Serviced Loan Detail - Part 2	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Modified Loan Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	27	Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	28		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Interest Shortfall Detail - Collateral Level	29		1100 North Market Street | Wilmington, DE 19890 | United States
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹
A-1	94989TAW4	1.639000%	46,185,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989TAX2	2.995000%	23,443,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989TAY0	3.572000%	220,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989TAZ7	3.839000%	302,267,000.00	257,824,367.53	31,800,774.93	824,823.12	0.00	0.00	32,625,598.05	226,023,592.60	55.68%	30.00%
A-SB	94989TBA1	3.571000%	82,712,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989TBB9	4.207000%	69,870,000.00	69,870,000.00	0.00	244,952.58	0.00	0.00	244,952.58	69,870,000.00	41.98%	22.75%
B	94989TBE3	4.672535%	56,619,000.00	56,619,000.00	0.00	220,461.86	0.00	0.00	220,461.86	56,619,000.00	30.87%	16.88%
C	94989TBF0	4.672535%	42,162,000.00	42,162,000.00	0.00	164,169.50	0.00	0.00	164,169.50	42,162,000.00	22.60%	12.50%
D	94989TBH6	4.672535%	44,573,000.00	44,573,000.00	0.00	173,557.40	0.00	0.00	173,557.40	44,573,000.00	13.86%	7.88%
E	94989TAL8	3.356000%	22,888,000.00	22,888,000.00	0.00	64,010.11	0.00	0.00	64,010.11	22,888,000.00	9.38%	5.50%
F	94989TAN4	3.356000%	9,637,000.00	9,637,000.00	0.00	26,951.48	0.00	0.00	26,951.48	9,637,000.00	7.49%	4.50%
G	94989TAQ7	3.356000%	43,368,520.00	38,174,414.36	0.00	104,683.11	0.00	0.00	104,683.11	38,174,414.36	0.00%	0.00%
R	94989TAU8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	94989TAS3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			963,724,522.00	541,747,781.89	31,800,774.93	1,823,609.16	0.00	0.00	33,624,384.09	509,947,006.96

X-A	94989TBC7	0.755071%	744,477,000.00	327,694,367.53	0.00	206,193.67	0.00	0.00	206,193.67	295,893,592.60
X-E	94989TAA2	1.316535%	22,888,000.00	22,888,000.00	0.00	25,110.70	0.00	0.00	25,110.70	22,888,000.00
X-F	94989TAC8	1.316535%	9,637,000.00	9,637,000.00	0.00	10,572.87	0.00	0.00	10,572.87	9,637,000.00
X-G	94989TAE4	1.316535%	43,368,520.00	38,174,414.36	0.00	41,881.61	0.00	0.00	41,881.61	38,174,414.36
Notional SubTotal			820,370,520.00	398,393,781.89	0.00	283,758.85	0.00	0.00	283,758.85	366,593,006.96

Deal Distribution Total					31,800,774.93	2,107,368.01	0.00	0.00	33,908,142.94

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989TAW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989TAX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989TAY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989TAZ7	852.96895635	105.20756460	2.72878984	0.00000000	0.00000000	0.00000000	0.00000000	107.93635445	747.76139175
A-SB	94989TBA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989TBB9	1,000.00000000	0.00000000	3.50583340	0.00000000	0.00000000	0.00000000	0.00000000	3.50583340	1,000.00000000
B	94989TBE3	1,000.00000000	0.00000000	3.89377877	0.00000000	0.00000000	0.00000000	0.00000000	3.89377877	1,000.00000000
C	94989TBF0	1,000.00000000	0.00000000	3.89377876	0.00000000	0.00000000	0.00000000	0.00000000	3.89377876	1,000.00000000
D	94989TBH6	1,000.00000000	0.00000000	3.89377874	0.00000000	0.00000000	0.00000000	0.00000000	3.89377874	1,000.00000000
E	94989TAL8	1,000.00000000	0.00000000	2.79666681	0.00000000	0.00000000	0.00000000	0.00000000	2.79666681	1,000.00000000
F	94989TAN4	1,000.00000000	0.00000000	2.79666701	0.00000000	0.00000000	0.00000000	0.00000000	2.79666701	1,000.00000000
G	94989TAQ7	880.23327427	0.00000000	2.41380407	0.04791494	19.09981779	0.00000000	0.00000000	2.41380407	880.23327427
R	94989TAU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	94989TAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989TBC7	440.16721474	0.00000000	0.27696446	0.00000000	0.00000000	0.00000000	0.00000000	0.27696446	397.45162389
X-E	94989TAA2	1,000.00000000	0.00000000	1.09711202	0.00000000	0.00000000	0.00000000	0.00000000	1.09711202	1,000.00000000
X-F	94989TAC8	1,000.00000000	0.00000000	1.09711217	0.00000000	0.00000000	0.00000000	0.00000000	1.09711217	1,000.00000000
X-G	94989TAE4	880.23327427	0.00000000	0.96571453	0.00000000	0.00000000	0.00000000	0.00000000	0.96571453	880.23327427

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	05/01/25 - 05/30/25	30	0.00	824,823.12	0.00	824,823.12	0.00	0.00	0.00	824,823.12	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	05/01/25 - 05/30/25	30	0.00	206,193.67	0.00	206,193.67	0.00	0.00	0.00	206,193.67	0.00
X-E	05/01/25 - 05/30/25	30	0.00	25,110.70	0.00	25,110.70	0.00	0.00	0.00	25,110.70	0.00
X-F	05/01/25 - 05/30/25	30	0.00	10,572.87	0.00	10,572.87	0.00	0.00	0.00	10,572.87	0.00
X-G	05/01/25 - 05/30/25	30	0.00	41,881.61	0.00	41,881.61	0.00	0.00	0.00	41,881.61	0.00
A-S	05/01/25 - 05/30/25	30	0.00	244,952.58	0.00	244,952.58	0.00	0.00	0.00	244,952.58	0.00
B	05/01/25 - 05/30/25	30	0.00	220,461.86	0.00	220,461.86	0.00	0.00	0.00	220,461.86	0.00
C	05/01/25 - 05/30/25	30	0.00	164,169.50	0.00	164,169.50	0.00	0.00	0.00	164,169.50	0.00
D	05/01/25 - 05/30/25	30	0.00	173,557.40	0.00	173,557.40	0.00	0.00	0.00	173,557.40	0.00
E	05/01/25 - 05/30/25	30	0.00	64,010.11	0.00	64,010.11	0.00	0.00	0.00	64,010.11	0.00
F	05/01/25 - 05/30/25	30	0.00	26,951.48	0.00	26,951.48	0.00	0.00	0.00	26,951.48	0.00
G	05/01/25 - 05/30/25	30	826,252.83	106,761.11	0.00	106,761.11	2,078.00	0.00	0.00	104,683.11	828,330.83
Totals			826,252.83	2,109,446.01	0.00	2,109,446.01	2,078.00	0.00	0.00	2,107,368.01	828,330.83

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989TBB9	4.207000%	69,870,000.00	69,870,000.00	0.00	244,952.58	0.00	0.00	244,952.58	69,870,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989TBE3	4.672535%	56,619,000.00	56,619,000.00	0.00	220,461.86	0.00	0.00	220,461.86	56,619,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989TBF0	4.672535%	42,162,000.00	42,162,000.00	0.00	164,169.50	0.00	0.00	164,169.50	42,162,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			168,651,000.03	168,651,000.00	0.00	629,583.94	0.00	0.00	629,583.94	168,651,000.00

Exchangeable Certificate Details
PEX	94989TBG8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	33,908,142.94
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,116,650.83	Master Servicing Fee	3,900.05
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,982.57
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	233.25
ARD Interest	0.00	Trust Advisor Fee	886.36
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,116,650.83	Total Fees	7,212.24

Principal		Expenses/Reimbursements
Scheduled Principal	18,275,296.66	Reimbursement for Interest on Advances	1,586.89
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	13,525,478.27	Special Servicing Fees (Monthly)	106.53
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	384.58
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	31,800,774.93	Total Expenses/Reimbursements	2,078.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,107,368.01
Excess Liquidation Proceeds	0.00	Principal Distribution	31,800,774.93
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	33,908,142.94
Total Funds Collected	33,917,425.76	Total Funds Distributed	33,917,433.18

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	541,747,781.89	541,747,781.89	Beginning Certificate Balance	541,747,781.89
(-) Scheduled Principal Collections	18,275,296.66	18,275,296.66	(-) Principal Distributions	31,800,774.93
(-) Unscheduled Principal Collections	13,525,478.27	13,525,478.27	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	509,947,006.96	509,947,006.96	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	541,777,381.62	541,777,381.62	Ending Certificate Balance	509,947,006.96
Ending Actual Collateral Balance	510,140,440.47	510,140,440.47

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.67%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	21,165,094.06	4.15%	3	4.7573	NAP	Defeased	4	21,165,094.06	4.15%	3	4.7573	NAP
1,000,000 or less	5	3,913,650.00	0.77%	3	5.1169	1.983188	1.30 or less	11	100,432,921.91	19.69%	2	4.2490	0.896838
1,000,001 to 2,000,000	10	15,312,434.51	3.00%	2	4.4012	1.849946	1.31 to 1.40	3	14,174,204.29	2.78%	2	4.5031	1.365590
2,000,001 to 3,000,000	7	17,521,591.50	3.44%	2	4.6460	1.607302	1.41 to 1.50	2	90,244,909.68	17.70%	3	4.6180	1.481068
3,000,001 to 4,000,000	3	10,933,340.35	2.14%	3	4.6027	1.788050	1.51 to 1.60	2	11,359,316.99	2.23%	3	4.6463	1.572905
4,000,001 to 5,000,000	7	31,957,451.38	6.27%	2	4.6345	1.732308	1.61 to 1.70	7	41,267,783.23	8.09%	2	4.7454	1.679442
5,000,001 to 6,000,000	4	21,374,647.41	4.19%	3	4.7415	1.740679	1.71 to 1.80	6	61,357,822.67	12.03%	3	4.6574	1.768229
6,000,001 to 7,000,000	5	32,054,346.27	6.29%	2	4.9286	1.963895	1.81 to 1.90	2	1,638,000.00	0.32%	3	5.1905	1.907650
7,000,001 to 8,000,000	3	22,668,675.20	4.45%	2	4.7468	2.510431	1.91 to 2.00	3	53,061,717.55	10.41%	2	4.4711	1.962570
8,000,001 to 9,000,000	2	17,779,251.79	3.49%	1	5.0341	2.572453	2.01 to 2.25	14	80,623,637.32	15.81%	2	4.4058	2.165728
9,000,001 to 10,000,000	1	9,471,196.73	1.86%	2	4.6500	1.392500	2.26 to 2.50	3	8,458,803.28	1.66%	2	4.5805	2.342274
10,000,001 to 15,000,000	3	37,471,458.38	7.35%	2	4.1832	1.992510	2.51 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	3	53,598,163.59	10.51%	3	4.7247	1.406576	3.01 to 3.50	2	15,389,217.92	3.02%	1	5.0461	3.320023
20,000,001 to 30,000,000	3	76,505,940.90	15.00%	3	4.5453	1.880463	3.51 to 4.00	2	9,473,072.16	1.86%	2	4.7285	3.612264
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	4.01 or greater	1	1,300,505.90	0.26%	2	4.5100	4.849800
50,000,001 to 70,000,000	1	53,503,343.45	10.49%	1	3.6650	1.072600	Totals	62	509,947,006.96	100.00%	2	4.5307	1.697221
70,000,001 to 90,000,000	1	84,716,421.44	16.61%	3	4.5820	1.482600
90,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	62	509,947,006.96	100.00%	2	4.5307	1.697221
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	21,165,094.06	4.15%	3	4.7573	NAP
							Defeased	4	21,165,094.06	4.15%	3	4.7573	NAP
Alabama	2	2,593,975.09	0.51%	2	5.1293	1.515766
							Lodging	12	80,698,163.60	15.82%	2	4.8199	1.958061
California	10	72,137,183.26	14.15%	3	4.6919	1.477034
							Mixed Use	1	18,030,125.01	3.54%	3	4.6900	1.789100
Connecticut	3	35,047,830.68	6.87%	3	4.6290	1.724863
							Mobile Home Park	1	1,300,505.90	0.26%	2	4.5100	4.849800
Florida	3	36,267,398.91	7.11%	2	4.6171	1.918294
							Multi-Family	11	47,659,502.59	9.35%	2	4.5030	2.030406
Georgia	3	8,190,478.90	1.61%	3	5.0099	1.368965
							Office	7	174,947,228.58	34.31%	2	4.2362	1.461043
Idaho	3	16,854,524.40	3.31%	2	4.5246	2.547653
							Other	1	19,766,395.46	3.88%	3	5.0000	0.416100
Illinois	2	9,783,734.72	1.92%	1	5.4352	3.318387
							Retail	28	136,710,699.55	26.81%	3	4.6296	1.837963
Indiana	2	11,951,985.48	2.34%	2	4.7594	2.542154
							Self Storage	3	9,669,292.21	1.90%	3	4.4320	2.442186
Kansas	1	15,801,643.12	3.10%	2	4.4200	2.209100
							Totals	68	509,947,006.96	100.00%	2	4.5307	1.697221
Maryland	1	2,736,158.24	0.54%	1	5.3500	1.693600

Michigan	2	10,644,466.82	2.09%	3	4.6663	1.573866

Minnesota	1	695,500.00	0.14%	1	5.0500	2.030400

Missouri	1	819,000.00	0.16%	3	5.2060	1.905800

Nevada	1	7,779,739.17	1.53%	1	4.8010	2.169700

New Jersey	3	102,900,429.08	20.18%	3	4.6121	1.505891

New York	9	102,418,006.31	20.08%	2	3.8573	1.432373

North Dakota	1	4,690,000.00	0.92%	3	4.8600	1.805800

Ohio	3	7,268,126.85	1.43%	2	4.4759	2.291165

Puerto Rico	1	6,510,000.00	1.28%	3	5.0020	1.658500

South Carolina	1	4,892,196.88	0.96%	2	5.1990	2.181800

Tennessee	6	5,197,577.45	1.02%	1	5.7330	1.197700

Texas	4	13,053,577.24	2.56%	2	4.7683	1.605302

Virginia	1	10,548,380.30	2.07%	3	4.4200	2.178000

Totals	68	509,947,006.96	100.00%	2	4.5307	1.697221

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	21,165,094.06	4.15%	3	4.7573	NAP	Defeased	4	21,165,094.06	4.15%	3	4.7573	NAP
	3.750% or less	2	67,770,902.13	13.29%	1	3.6650	1.295211	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	4	9,876,687.87	1.94%	3	3.9112	1.467963	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	2,270,416.31	0.45%	2	4.0859	0.334223	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	12	85,291,234.33	16.73%	2	4.4092	2.174939	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	18	230,713,572.54	45.24%	3	4.6158	1.660514	49 months or greater	58	488,781,912.90	95.85%	2	4.5209	1.702310
	4.751% to 5.000%	6	46,875,614.06	9.19%	2	4.8981	1.483225	Totals	62	509,947,006.96	100.00%	2	4.5307	1.697221
	5.001% to 5.250%	11	28,169,347.29	5.52%	3	5.1194	1.705111
	5.251% or greater	3	17,814,138.37	3.49%	1	5.5363	2.405849
	Totals	62	509,947,006.96	100.00%	2	4.5307	1.697221
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	21,165,094.06	4.15%	3	4.7573	NAP	Defeased	4	21,165,094.06	4.15%	3	4.7573	NAP
	84 months or less	58	488,781,912.90	95.85%	2	4.5209	1.702310	Interest Only	3	30,170,000.00	5.92%	3	4.3300	1.995307
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	20	135,093,140.34	26.49%	1	4.2847	1.795963
	Totals	62	509,947,006.96	100.00%	2	4.5307	1.697221	241 months to 300 months	34	321,572,982.94	63.06%	3	4.6415	1.640151
								301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	1	1,945,789.62	0.38%	3	3.9500	0.930000
								Totals	62	509,947,006.96	100.00%	2	4.5307	1.697221
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	21,165,094.06	4.15%	3	4.7573	NAP			No outstanding loans in this group
Underwriter's Information		1	14,267,558.68	2.80%	1	3.6650	2.130000
	12 months or less	51	462,367,250.04	90.67%	2	4.5624	1.700837
	13 months to 24 months	5	10,401,495.09	2.04%	3	3.9647	1.344339
	25 months or greater	1	1,745,609.09	0.34%	2	3.8200	0.730000
	Totals	62	509,947,006.96	100.00%	2	4.5307	1.697221
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	28000723	OF	New York	NY	Actual/360	3.665%	169,526.06	212,611.14	0.00	N/A	07/06/25	--	53,715,954.59	53,503,343.45	06/06/25
1A	28100723	OF	New York	NY	Actual/360	3.665%	45,206.95	56,696.30	0.00	N/A	07/06/25	--	14,324,254.98	14,267,558.68	06/06/25
2	28000747	OF	Rutherford	NJ	Actual/360	4.582%	334,794.06	135,849.60	0.00	N/A	09/06/25	--	84,852,271.04	84,716,421.44	05/06/25
4	28000754	RT	Meriden	CT	Actual/360	4.642%	113,046.70	55,538.57	0.00	N/A	09/06/25	--	28,280,921.51	28,225,382.94	06/06/25
6	310929627	LO	West Palm Beach	FL	Actual/360	4.575%	101,767.85	51,577.56	0.00	N/A	08/11/25	--	25,832,135.52	25,780,557.96	06/11/25
7	300571398	RT	Saratoga Springs	NY	Actual/360	4.390%	85,056.25	0.00	0.00	N/A	09/06/25	--	22,500,000.00	22,500,000.00	06/06/25
8	300571401	98	San Diego	CA	Actual/360	5.000%	85,241.01	31,517.69	0.00	N/A	09/06/25	--	19,797,913.15	19,766,395.46	06/06/25
10	310929450	MU	Los Angeles	CA	Actual/360	4.690%	72,939.47	30,408.90	0.00	N/A	09/11/25	--	18,060,533.91	18,030,125.01	06/11/25
11	310926202	RT	Garden City	KS	Actual/360	4.420%	60,285.89	37,593.00	0.00	N/A	08/11/25	--	15,839,236.12	15,801,643.12	06/11/25
14	310928974	RT	Vauxhall	NJ	Actual/360	4.570%	49,902.13	25,193.27	0.00	N/A	09/11/25	--	12,680,712.67	12,655,519.40	06/11/25
18	310929036	OF	Mechanicsville	VA	Actual/360	4.420%	40,230.17	21,508.82	0.00	N/A	09/11/25	--	10,569,889.12	10,548,380.30	06/11/25
19	28000694	LO	Lisle	IL	Actual/360	5.459%	42,280.56	29,587.31	0.00	N/A	07/06/25	--	8,994,322.03	8,964,734.72	06/06/25
21	310928283	LO	Austin	TX	Actual/360	4.650%	37,999.21	18,720.84	0.00	N/A	08/11/25	--	9,489,917.57	9,471,196.73	05/11/25
23	28000738	MF	Merrillville	IN	Actual/360	4.780%	32,406.13	27,637.51	0.00	N/A	08/06/25	--	7,872,997.95	7,845,360.44	06/06/25
24	28000681	MF	Los Angeles	CA	Actual/360	4.602%	35,000.04	17,558.26	0.00	N/A	08/06/25	--	8,832,075.33	8,814,517.07	06/06/25
27	310929205	LO	San Diego	CA	Actual/360	4.650%	28,326.71	30,733.52	0.00	N/A	08/11/25	--	7,074,309.11	7,043,575.59	06/11/25
28	28000703	MF	Las Vegas	NV	Actual/360	4.801%	32,235.77	17,613.18	0.00	N/A	07/06/25	--	7,797,352.35	7,779,739.17	06/06/25
29	28000742	MF	Lithonia	GA	Actual/360	4.700%	32,212.96	14,464.44	0.00	N/A	08/06/25	--	7,959,277.41	7,944,812.97	06/06/25
30	28000748	MF	Howell	MI	Actual/360	4.900%	32,440.85	14,475.39	0.00	N/A	09/06/25	--	7,688,416.70	7,673,941.31	06/06/25
32	304700032	RT	Lynnwood	WA	Actual/360	4.652%	25,130.02	6,273,268.21	0.00	N/A	06/06/25	--	6,273,268.21	0.00	06/06/25
35	300571395	RT	Davie	FL	Actual/360	4.750%	27,228.60	10,330.01	0.00	N/A	09/06/25	--	6,656,906.47	6,646,576.46	06/06/25
36	300571363	MF	Rexburg	ID	Actual/360	4.730%	25,951.72	11,520.14	0.00	N/A	08/06/25	--	6,371,561.34	6,360,041.20	05/06/25
37	28000713	RT	Various	Various	Actual/360	5.733%	30,231.76	10,572.34	0.00	N/A	07/06/25	--	6,123,817.75	6,113,245.41	06/06/25
38	410930157	RT	Boise	ID	Actual/360	4.470%	24,769.61	10,573.69	0.00	N/A	08/11/25	--	6,435,056.89	6,424,483.20	06/11/25
40	310930174	LO	Auburn Hills	MI	Actual/360	4.450%	21,235.38	13,017.50	0.00	N/A	09/11/25	--	5,541,672.46	5,528,654.96	05/11/25
41	28000736	RT	Ponce	PR	Actual/360	5.002%	28,040.38	0.00	0.00	09/06/25	09/06/30	--	6,510,000.00	6,510,000.00	06/06/25
42	28000728	LO	Myrtle Beach	SC	Actual/360	5.199%	21,975.75	16,481.90	0.00	N/A	08/06/25	--	4,908,678.78	4,892,196.88	06/06/25
43	410921172	SS	Vacaville	CA	Actual/360	4.440%	19,934.70	12,265.40	0.00	N/A	09/01/25	--	5,213,957.75	5,201,692.35	06/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
45	300571390	LO	Natchez	MI	Actual/360	4.900%	21,633.44	11,271.62	0.00	N/A	09/06/25	--	5,127,083.48	5,115,811.86	05/06/25
46	300571371	OF	Bloomfield	NJ	Actual/360	5.170%	24,653.82	9,276.24	0.00	N/A	08/06/25	--	5,537,764.48	5,528,488.24	06/06/25
48	28000759	LO	Clute	TX	Actual/360	4.650%	15,300.90	23,145.59	0.00	N/A	09/06/25	--	3,821,243.54	3,798,097.95	06/06/25
50	28000725	RT	Laguna Niguel	CA	Actual/360	4.293%	17,717.83	11,653.12	0.00	N/A	07/06/25	--	4,792,812.71	4,781,159.59	06/06/25
51	28000735	MF	Columbus	OH	Actual/360	4.500%	18,304.82	11,082.93	0.00	N/A	08/06/25	--	4,723,823.46	4,712,740.53	06/06/25
52	300571337	RT	Bishop	CA	Actual/360	4.670%	16,398.70	4,077,868.88	0.00	N/A	06/06/25	--	4,077,868.88	0.00	06/06/25
53	28000739	OF	Greenwich	CT	Actual/360	4.528%	18,378.65	8,818.09	0.00	N/A	08/06/25	--	4,713,547.43	4,704,729.34	06/06/25
55	300571393	SS	Egg Harbor	NJ	Actual/360	4.890%	17,822.92	4,232,634.67	0.00	N/A	06/06/25	--	4,232,634.67	0.00	06/06/25
57	300571385	LO	Sebring	FL	Actual/360	4.670%	15,493.46	12,500.06	0.00	N/A	08/06/25	--	3,852,764.55	3,840,264.49	06/06/25
58	28000750	RT	Minot	ND	Actual/360	4.860%	19,627.65	0.00	0.00	09/06/25	09/06/30	--	4,690,000.00	4,690,000.00	06/06/25
59	300571400	LO	Firestone	CO	Actual/360	5.320%	17,962.12	3,920,909.26	0.00	N/A	06/06/25	--	3,920,909.26	0.00	06/06/25
60	300571383	RT	Indianapolis	IN	Actual/360	4.720%	16,721.43	7,451.16	0.00	N/A	08/06/25	--	4,114,076.20	4,106,625.04	06/06/25
61	300571370	LO	Seffner	FL	Actual/360	4.650%	14,327.10	3,578,046.78	0.00	N/A	08/06/25	--	3,578,046.78	0.00	06/06/25
62	470095490	MF	Mount Vernon	NY	Actual/360	3.810%	11,218.75	3,419,482.01	0.00	N/A	08/01/25	--	3,419,482.01	0.00	05/01/25
63	300571397	LO	Acworth	GA	Actual/360	5.150%	15,523.68	7,409.42	0.00	N/A	09/06/25	--	3,500,485.28	3,493,075.86	06/06/25
64	410929915	RT	Idaho Falls	ID	Actual/360	4.290%	15,035.26	0.00	0.00	N/A	08/11/25	--	4,070,000.00	4,070,000.00	05/11/25
67	470096320	MF	New York	NY	Actual/360	4.000%	12,400.00	0.00	0.00	N/A	09/01/25	--	3,600,000.00	3,600,000.00	06/01/25
68	300571357	LO	Elkton	MD	Actual/360	5.350%	12,647.43	9,138.40	0.00	N/A	07/06/25	--	2,745,296.64	2,736,158.24	06/06/25
69	410921184	SS	Roseville	CA	Actual/360	4.390%	10,761.06	6,744.90	0.00	N/A	09/01/25	--	2,846,633.04	2,839,888.14	06/01/25
70	600928991	RT	Duluth	GA	Actual/360	4.750%	11,756.27	6,501.39	0.00	N/A	08/11/25	--	2,874,198.63	2,867,697.24	06/11/25
72	410928883	SS	Petaluma	CA	Actual/360	4.000%	8,593.02	2,494,747.51	0.00	N/A	08/11/25	--	2,494,747.51	0.00	06/11/25
73	470096220	MF	Larchmont	NY	Actual/360	3.820%	8,526.05	6,654.59	0.00	N/A	09/01/25	--	2,591,943.75	2,585,289.16	06/01/25
74	300571394	SS	Beacon Falls	CT	Actual/360	4.930%	11,454.33	2,698,133.23	0.00	N/A	06/06/25	--	2,698,133.23	0.00	06/06/25
76	410929565	RT	Fremont	CA	Actual/360	4.510%	9,235.93	5,571.56	0.00	N/A	08/11/25	--	2,378,181.37	2,372,609.81	06/11/25
77	300571362	LO	Houston	TX	Actual/360	5.090%	8,805.80	6,825.11	0.00	N/A	08/06/25	--	2,009,055.62	2,002,230.51	06/06/25
78	28000744	MH	Caledonia	NY	Actual/360	4.624%	6,985.85	6,214.02	0.00	N/A	09/06/25	--	1,754,455.85	1,748,241.83	06/06/25
79	28000733	RT	Westport	CT	Actual/360	4.680%	8,547.92	3,353.12	0.00	N/A	08/06/25	--	2,121,071.52	2,117,718.40	06/06/25
80	470096090	MF	Flushing	NY	Actual/360	3.950%	6,626.89	2,499.46	0.00	N/A	09/01/25	--	1,948,289.08	1,945,789.62	06/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
81	300571396	LO	Acworth	GA	Actual/360	5.150%	8,131.45	3,881.13	0.00	N/A	09/06/25	--	1,833,586.93	1,829,705.80	06/06/25
82	470096070	MF	Yonkers	NY	Actual/360	3.820%	5,756.95	4,519.18	0.00	N/A	08/01/25	--	1,750,128.27	1,745,609.09	06/01/25
84	600929612	OF	Hoover	AL	Actual/360	4.800%	6,952.61	3,776.80	0.00	N/A	08/11/25	--	1,682,083.93	1,678,307.13	06/11/25
85	410921182	SS	Sacramento	CA	Actual/360	4.480%	6,294.07	3,815.88	0.00	N/A	09/01/25	--	1,631,527.60	1,627,711.72	06/01/25
87	410927193	RT	Pittsburg	CA	Actual/360	4.620%	6,616.13	3,532.22	0.00	N/A	09/11/25	--	1,663,040.74	1,659,508.52	06/11/25
88	470095990	MF	New York	NY	Actual/360	4.070%	3,768.24	6,901.08	0.00	N/A	07/01/25	--	1,075,189.24	1,068,288.16	06/01/25
91	410930461	MH	Sidney	OH	Actual/360	4.510%	5,062.52	3,053.95	0.00	N/A	08/11/25	--	1,303,559.85	1,300,505.90	06/11/25
92	410922924	RT	Akron	OH	Actual/360	4.350%	4,712.01	3,053.85	0.00	N/A	06/11/25	--	1,257,934.27	1,254,880.42	05/11/25
93	470096030	MF	Freeport	NY	Actual/360	4.100%	4,254.75	2,993.23	0.00	N/A	08/01/25	--	1,205,121.38	1,202,128.15	06/01/25
96	28000749	RT	Lebanon	MO	Actual/360	5.206%	3,671.53	0.00	0.00	09/06/25	09/06/30	--	819,000.00	819,000.00	06/06/25
97	28000743	RT	Effingham	IL	Actual/360	5.175%	3,649.67	0.00	0.00	09/06/25	09/06/30	--	819,000.00	819,000.00	06/06/25
98	28000752	RT	Floresville	TX	Actual/360	5.070%	3,550.08	0.00	0.00	09/06/25	09/06/30	--	813,150.00	813,150.00	06/06/25
99	28000753	RT	Kerrville	TX	Actual/360	5.070%	3,348.59	0.00	0.00	09/06/25	09/06/30	--	767,000.00	767,000.00	06/06/25
100	28000721	RT	Pleasanton	MN	Actual/360	5.050%	3,024.46	0.00	0.00	07/06/25	07/06/30	--	695,500.00	695,500.00	06/06/25
Totals							2,116,650.83	31,800,774.93	0.00				541,747,781.89	509,947,006.96
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,757,486.00	3,064,417.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	7,955,864.27	2,281,308.32	01/01/25	03/31/25	--	0.00	0.00	470,278.32	470,278.32	0.00	0.00
4	3,662,310.06	935,260.17	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,875,937.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,084,418.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,564,472.50	145,751.45	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,079,017.08	570,545.12	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,630,313.68	684,160.16	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,558,985.52	398,708.40	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,597,828.00	423,649.70	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,298,215.44	3,208,440.78	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,106,255.00	0.00	--	--	01/13/25	0.00	0.00	56,679.19	56,679.19	0.00	0.00
23	2,691,405.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	978,703.41	270,764.24	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,881,110.00	1,720,950.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,561,428.00	340,377.38	01/01/25	03/20/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	642,865.27	180,608.43	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,049,748.00	0.00	--	--	--	0.00	0.00	37,444.43	37,444.43	0.00	0.00
37	594,101.50	148,751.26	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,163,768.00	349,152.90	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	991,472.62	1,014,027.38	04/01/24	03/31/25	--	0.00	0.00	34,229.02	34,229.02	0.00	0.00
41	543,200.00	135,800.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,151,919.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	902,888.30	232,391.55	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
45	612,776.00	481,574.60	04/01/24	03/31/25	07/11/22	0.00	0.00	32,553.94	32,553.94	0.00	0.00
46	640,642.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	682,598.03	182,228.06	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	712,042.72	146,333.75	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	716,725.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	608,760.25	155,051.36	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	828,267.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	418,806.23	104,982.13	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	320,308.21	49,803.30	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
61	918,515.80	989,407.16	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
62	372,167.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	308,511.01	323,857.17	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
64	366,300.00	91,575.00	01/01/25	03/31/25	--	0.00	0.00	15,017.74	15,017.74	0.00	0.00
67	327,031.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	521,356.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	482,798.74	95,641.81	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
70	401,047.00	410,922.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
72	750,833.16	163,952.85	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
73	239,306.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	225,268.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	485,990.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
78	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	190,741.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	139,219.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
81	352,465.30	270,415.50	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
82	90,743.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
84	248,623.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
85	353,076.00	116,012.99	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
87	226,518.24	66,003.58	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
88	(70,989.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
91	370,710.30	120,125.10	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
92	205,328.80	57,879.75	01/01/25	03/31/25	--	0.00	0.00	7,760.44	7,760.44	0.00	0.00
93	97,624.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
96	82,641.09	20,660.03	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
97	82,282.19	20,570.79	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
98	86,134.06	21,533.03	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
99	81,407.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
100	72,676.28	18,169.07	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	67,872,965.18	20,011,763.52				0.00	0.00	653,963.08	653,963.08	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
52	300571337	4,063,163.67	Disposition	0.00	0.00
61	300571370	3,566,412.37	Payoff Prior to Maturity	0.00	0.00
62	470095490	3,410,640.11	Payoff Prior to Maturity	0.00	0.00
72	410928883	2,485,262.12	Payoff Prior to Maturity	0.00	0.00
Totals		13,525,478.27		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	13,525,478.27	4.530688%	4.465432%	2
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	21,029,076.26	4.537252%	4.515531%	3
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	7,547,477.85	4.555374%	4.534075%	4
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.562583%	4.541994%	5
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	6,347,760.00	4.554764%	4.534304%	6
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.557450%	4.537069%	7
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.556611%	4.536485%	7
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.556488%	4.537774%	8
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.556362%	4.537648%	9
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.556240%	4.537527%	10
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.556114%	4.537402%	11
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.555989%	4.537277%	12
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	28000747	05/06/25	0	B	470,278.32	470,278.32	0.00	84,852,271.04	05/19/25	13
21	310928283	05/11/25	0	B	56,679.19	56,679.19	40,950.00	9,489,917.57	06/01/20	13
36	300571363	05/06/25	0	B	37,444.43	37,444.43	0.00	6,371,561.34
40	310930174	05/11/25	0	B	34,229.02	34,229.02	0.00	5,541,672.46
45	300571390	05/06/25	0	B	32,553.94	32,553.94	0.00	5,127,083.48	05/27/25	13
64	410929915	05/11/25	0	B	15,017.74	15,017.74	0.00	4,070,000.00	05/28/25	13
92	410922924	05/11/25	0	5	7,760.44	7,760.44	0.00	1,257,934.25
Totals					653,963.08	653,963.08	40,950.00	116,710,440.14
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		1,254,880	0		1,254,880	0
0 - 6 Months		493,578,477	493,578,477		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		15,113,650	15,113,650		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-25	509,947,007	509,947,007	0	0	0	0
May-25	541,747,782	541,747,782	0	0	0	0
Apr-25	593,011,490	593,011,490	0	0	0	0
Mar-25	644,174,250	644,174,250	0	0	0	0
Feb-25	655,873,265	655,873,265	0	0	0	0
Jan-25	663,630,240	663,630,240	0	0	0	0
Dec-24	735,034,028	735,034,028	0	0	0	0
Nov-24	736,510,749	736,510,749	0	0	0	0
Oct-24	737,903,436	737,903,436	0	0	0	0
Sep-24	739,369,456	739,369,456	0	0	0	0
Aug-24	740,751,128	740,751,128	0	0	0	0
Jul-24	742,127,480	742,127,480	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
21	310928283	9,471,196.73	9,489,917.57	15,000,000.00	11/25/24	947,822.00	1.39250	12/31/24	08/11/25	242
45	300571390	5,115,811.86	5,127,083.48	6,000,000.00	05/09/22	388,648.80	0.98420	03/31/25	09/06/25	242
52	300571337	0.00	-	10,000,000.00	04/03/15	648,174.00	1.73650	12/31/24	06/06/25	179
64	410929915	4,070,000.00	4,070,000.00	6,920,000.00	05/08/15	91,212.75	2.08960	03/31/25	08/11/25	I/O
2	28000747	84,716,421.44	84,852,271.04	128,000,000.00	07/27/15	2,093,365.57	1.48260	03/31/25	09/06/25	242
Totals		103,373,430.03	103,539,272.09	165,920,000.00		4,169,223.12

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	28000747	OF	NJ	05/19/25	13
	Loan has recently transferred to SS, we are attempting to reach out to the borrower(s).

21	310928283	LO	TX	06/01/20	13

The Loan transferred due to Monetary Default as a result of the Covid-19 pandemic. Borrower and Lender entered into a forbearance agreement effective 10/29/21. Special Servicer has sent a bring current statement to the Borrower to settle

	outstanding amoun ts. As of May 2025, Special Servicer has followed-up with Borrower's intentions with the upcoming maturity date in August 2025.

45	300571390	LO	MI	05/27/25	13
	Loan transferred on 5/29/2025 for related events of default. Special Servicer is reaching out to the Borrower.

52	300571337	RT	CA	11/14/24	11

The Loan transferred to Special Servicing on 11/14/2024 for imminent monetary default related to the dark single tenant and upcoming 6/5/2025 maturity date. Loan continues to perform. Borrower has engaged a lender to refinance the Loan.

64	410929915	RT	ID	05/28/25	13
	Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	310928283	0.00	4.65000%	0.00	4.65000%	10	10/29/21	04/11/20	--
31	300571361	7,076,820.73	5.19000%	6,982,232.03	5.19000%	10	03/31/21	03/31/21	03/31/21
31	300571361	0.00	5.19000%	0.00	5.19000%	10	03/26/21	03/31/21	--
45	300571390	0.00	4.90000%	0.00	4.90000%	10	06/22/21	06/06/21	--
48	28000759	5,033,960.86	4.65000%	5,033,960.86	4.65000%	10	07/24/20	08/06/20	08/11/20
Totals		12,110,781.59		12,016,192.89
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
39	300571369 03/17/22	5,957,627.09	5,400,000.00	5,502,395.07	2,176,602.92	5,502,395.07	3,325,792.15	2,631,834.94	0.00	631,880.53	1,999,954.41	28.57%
44	300571366 05/17/23	5,552,495.28	4,800,000.00	4,290,639.64	1,930,930.41	4,290,639.64	2,359,709.23	3,192,786.05	0.00	(1,365.44)	3,194,151.49	50.70%
52	300571337 06/17/25	4,077,868.88	10,000,000.00	4,163,738.85	84,029.15	4,163,738.85	4,079,709.70	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		4,077,868.88	10,000,000.00	4,163,738.85	84,029.15	4,163,738.85	4,079,709.70	0.00	0.00	0.00	0.00
Cumulative Totals		15,587,991.25	20,200,000.00	13,956,773.56	4,191,562.48	13,956,773.56	9,765,211.08	5,824,620.99	0.00	630,515.09	5,194,105.90

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	04/17/23	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	300571369	12/15/23	0.00	0.00	1,999,954.41	0.00	0.00	(191.42)	0.00	0.00	1,999,954.41
		09/15/23	0.00	0.00	2,000,145.83	0.00	0.00	191.42	0.00	0.00
		08/17/23	0.00	0.00	1,999,954.41	0.00	0.00	191.42	0.00	0.00
		04/17/23	0.00	0.00	1,999,762.99	0.00	0.00	(632,071.95)	0.00	0.00
		03/17/22	0.00	0.00	2,631,834.94	0.00	0.00	2,631,834.94	0.00	0.00
44	300571366	12/15/23	0.00	0.00	3,194,151.49	0.00	0.00	(114.33)	0.00	0.00	3,194,151.49
		09/15/23	0.00	0.00	3,194,265.82	0.00	0.00	1,479.77	0.00	0.00
		05/17/23	0.00	0.00	3,192,786.05	0.00	0.00	3,192,786.05	0.00	0.00
52	300571337	06/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.01	5,194,105.90	0.00	0.00	5,194,105.90	0.00	0.00	5,194,105.90

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	10,606.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	14.14	0.00	0.00	0.00
21	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	384.58	0.00	0.00	0.00	1,475.58	0.00	0.00	0.00
45	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	(21,000.00)	0.00	0.00	0.00	0.00	0.00	97.17	0.00	0.00	0.00
64	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	106.53	0.00	384.58	0.00	0.00	0.00	1,586.89	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		2,078.00

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30